Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Income Tax Credit

	Year ended December 31,
	2020 £’000s	2019 £’000s	2018 £’000s
UK corporation tax R&D credit	2,822	5,149	5,277
Other tax income / (expense)	–	1,125	–

Taxation	2,822	6,274	5,277

Summary of Reconciliation to the Earnings Loss Per Income Statement

	Year ended December 31,
	2020	2019	2018
	£’000s	£’000s	£’000s
Loss on ordinary activities before income tax	(166,450)	(41,118)	(37,306)
Loss on ordinary activities before tax at the UK’s statutory income tax rate of 19% (2019: 19%)	31,626	7,812	7,088
Expenses not deductible for income tax purposes (permanent differences)	(13,270)	(317)	(1,070)
Income not taxable	4	–	–
Temporary timing differences	–	(343)	(277)
R&D relief uplift	1,214	2,540	2,271
Losses (unrecognized)	(14,479)	(4,380)	(2,804)
Deferred income from MBG loan guarantee costs	–	(54)	69
Foreign tax	184	–	–
Differences in overseas tax rates	261	340	–
Derecognition of deferred tax	(2,686)	–	–
Gain on bargain purchase	–	699	–
Other	(32)	(23)	–

Tax credit for the year	2,822	6,274	5,277

Summary of Deferred Tax
The analysis of unrecognized deferred tax is set out below:

	Year ended December 31,
	2020	2019	2018
	£’000s	£’000s	£’000s
Losses	37,021	19,443	8,604
Loan relationships	421	–	–
US tax credits	9,880	10,032	–
Accruals	–	947	–
Fixed assets	414	400	–
Share options	55	–	–
Other US deferred tax	86	–	–
Other	137	202	6
Temporary differences	18	4	495

Net deferred tax asset (unrecognized)	48,032	31,028	9,105

Summary of analysis of recognized deferred tax
The analysis of recognized deferred tax is set out below:

	At January 1, 2020	Recognized in income	At December 31, 2020
Deferred tax liabilities
Intangible asset and right-of-use asset	(2,686)	2,590	(96)
Deferred tax asset
Net operating losses	2,686	(2,590)	96

Net deferred tax asset / (liability)	–	–	–